Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Bond-Debenture Fund

For the period ended March 31, 2025

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 107.36%

ASSET-BACKED SECURITIES 2.40%

Automobiles 0.48%
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%		7/15/2027	$2,370,809	$2,364,498
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%		1/18/2028	8,575,000	8,586,698
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%		5/15/2029	9,487,000	9,526,838
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%		9/15/2027	58,047,000	58,014,320
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%		10/15/2029	24,860,000	25,328,342
Total					103,820,696

Credit Card 0.22%
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	48,500,000	48,497,478	(a)

Other 1.70%
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	15,815,000	15,925,488
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	23,875,000	24,029,022
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	28,330,000	28,434,249
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	24,880,242	25,245,992
Driven Brands Funding LLC Series 2019-1A Class A2†	4.641%		4/20/2049	13,703,776	13,638,221
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	8,627,676	8,191,962
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	13,278,275	13,654,026
Gracie Point International Funding LLC Series 2023-1A Class A†	6.374% (90 day USD SOFR Average + 1.95%)	#	9/1/2026	29,751,564	29,840,557
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	6,479,550	6,671,708
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%		2/15/2055	17,750,000	17,970,001

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	$14,313,370	$14,442,620
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	21,423,307	20,937,307
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.805% (3 mo. USD Term SOFR + 1.50%)	#	12/22/2031	30,482,000	30,580,655
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	8,432,246	8,807,214
Subway Funding LLC Series 2024-1A Class A23†	6.505%		7/30/2054	12,403,913	12,673,705
Subway Funding LLC Series 2024-1A Class A2II†	6.268%		7/30/2054	14,019,862	14,265,690
Subway Funding LLC Series 2024-3A Class A23†	5.914%		7/30/2054	13,999,913	13,858,732
Subway Funding LLC Series 2024-3A Class A2II†	5.566%		7/30/2054	13,999,913	13,921,461
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	22,450,000	22,506,121	(b)
Wingstop Funding LLC Series 2022-1A Class A2†	3.734%		3/5/2052	11,919,925	11,303,884
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%		12/5/2054	18,725,000	19,028,570
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%		4/30/2054	5,552,100	5,709,232
Total					371,636,417
Total Asset-Backed Securities (cost $519,272,778)					523,954,591

				Shares

COMMON STOCKS 4.63%

Aerospace & Defense 0.45%
General Electric Co.				106,561	21,328,184
Rolls-Royce Holdings PLC*(c)				2,093,211	20,344,671
RTX Corp.				81,842	10,840,791
Saab AB Class B(c)				573,876	22,564,469
Woodward, Inc.				124,176	22,660,878
Total					97,738,993

Air Freight & Logistics 0.14%
JD Logistics, Inc.†*(c)				18,256,743	29,503,009

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Shares	Fair Value
Automobile Components 0.03%
Chassix Holdings, Inc.*	1,771,845	$6,348,519

Banks 0.05%
Bank OZK	244,586	10,627,262

Beverages 0.26%
Brown-Forman Corp. Class B	652,505	22,146,019
Celsius Holdings, Inc.*	964,269	34,347,262
Total		56,493,281

Chemicals 0.14%
Sociedad Quimica y Minera de Chile SA ADR(d)	465,671	18,501,109
Yara International ASA(c)	432,742	13,053,884
Total		31,554,993

Commercial Services & Supplies 0.15%
RB Global, Inc.	333,966	33,496,790

Communications Equipment 0.10%
F5, Inc.*	82,694	22,018,931

Construction Materials 0.09%
Heidelberg Materials AG(c)	112,893	19,460,215

Consumer Staples Distribution & Retail 0.21%
Casey’s General Stores, Inc.	52,638	22,846,997
Dollar General Corp.	266,233	23,409,868
Total		46,256,865

Electric: Utilities 0.01%
Frontera Generation Holdings LLC*	125,994	1,102,448

Entertainment 0.57%
Netflix, Inc.*	35,156	32,784,024
Sea Ltd. ADR*	381,016	49,718,778
Spotify Technology SA (Sweden)*(e)	78,060	42,935,342
Total		125,438,144

Financial Services 0.11%
Fiserv, Inc.*	103,485	22,852,593

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Shares	Fair Value
Health Care Equipment & Supplies 0.34%
Boston Scientific Corp.*	222,024	$22,397,781
Penumbra, Inc.*	114,403	30,592,506
Solventum Corp.*	291,641	22,176,382
Total		75,166,669

Hotels, Restaurants & Leisure 0.25%
Brinker International, Inc.*	157,101	23,415,904
Dutch Bros, Inc. Class A*	506,771	31,288,042
Total		54,703,946

Industrial Conglomerates 0.10%
Siemens AG(c)	94,075	21,726,265

Information Technology Services 0.15%
International Business Machines Corp.	134,716	33,498,481

Insurance 0.31%
Arthur J Gallagher & Co.	69,756	24,082,561
Brown & Brown, Inc.	90,310	11,234,564
Progressive Corp.	117,998	33,394,614
Total		68,711,739

Interactive Media & Services 0.09%
Tencent Holdings Ltd.(c)	319,600	20,421,131

Machinery 0.15%
CNH Industrial NV (United Kingdom)(e)	893,706	10,974,709
Volvo AB Class B*(c)	747,891	21,941,886
Total		32,916,595

Metals & Mining 0.05%
Pan American Silver Corp. (Canada)(e)	423,300	10,933,839

Miscellaneous Financials 0.02%
Utex Industries*	113,840	4,174,114

Oil, Gas & Consumable Fuels 0.08%
Hess Corp.	103,309	16,501,547

Personal Care Products 0.03%
Gibson Brands Private Equity*	106,902	7,082,258

Pharmaceuticals 0.09%
Verona Pharma PLC ADR*	323,429	20,534,507

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments			Shares	Fair Value
Real Estate Management & Development 0.10%
KE Holdings, Inc. ADR			1,128,438	$22,670,319

Software 0.24%
Palantir Technologies, Inc. Class A*			381,945	32,236,158
SailPoint, Inc.*			1,044,255	19,579,781
Total				51,815,939

Specialty Retail 0.11%
Claire’s Holdings LLC*			15,164	2,275
O’Reilly Automotive, Inc.*			16,370	23,451,334
Total				23,453,609

Textiles, Apparel & Luxury Goods 0.20%
Cie Financiere Richemont SA Class A(c)			130,394	22,762,332
Moncler SpA(c)			342,317	21,085,716
Total				43,848,048

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*			28,712	1,406,888
Total Common Stocks (cost $1,020,900,088)				1,012,457,937

	Interest Rate	Maturity Date	Principal Amount‡

CORPORATE BONDS 73.16%

Aerospace/Defense 1.50%
BAE Systems PLC (United Kingdom)†(e)	5.25%	3/26/2031	$8,946,000	9,125,880
Boeing Co.	5.15%	5/1/2030	21,720,000	21,866,467
Boeing Co.	5.805%	5/1/2050	34,637,000	33,007,216
Boeing Co.	6.528%	5/1/2034	50,319,000	53,945,028
Bombardier, Inc. (Canada)†(e)	7.50%	2/1/2029	21,384,000	21,948,944
HEICO Corp.	5.35%	8/1/2033	13,525,000	13,666,679
Spirit AeroSystems, Inc.	4.60%	6/15/2028	34,907,000	33,513,266
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	13,085,000	13,975,132
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	23,677,000	26,165,305
TransDigm, Inc.	4.625%	1/15/2029	58,913,000	55,980,154
TransDigm, Inc.†	6.00%	1/15/2033	21,948,000	21,627,172
TransDigm, Inc.†	6.875%	12/15/2030	21,225,000	21,709,885
Total				326,531,128

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Agriculture 0.51%
BAT Capital Corp.	7.75%	10/19/2032	$20,427,000	$23,428,369
JT International Financial Services BV (Netherlands)†(e)	6.875%	10/24/2032	12,475,000	13,756,918
Viterra Finance BV (Netherlands)†(e)	2.00%	4/21/2026	24,125,000	23,407,791
Viterra Finance BV (Netherlands)†(e)	3.20%	4/21/2031	27,334,000	24,656,631
Viterra Finance BV (Netherlands)†(d)(e)	5.25%	4/21/2032	27,102,000	27,143,910
Total				112,393,619

Airlines 2.25%
Air Canada (Canada)†(e)	3.875%	8/15/2026	33,031,000	32,325,180
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	22,517,923	22,463,144
American Airlines Pass-Through Trust Class AA	3.00%	4/15/2030	10,946,433	10,351,546
American Airlines, Inc.†	7.25%	2/15/2028	16,554,000	16,481,298
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	122,306,103	119,783,125
AS Mileage Plan IP Ltd. (Cayman Islands)†(e)	5.308%	10/20/2031	33,758,000	33,024,060
Azul Secured Finance LLP	11.50%	8/28/2029	39,116,899	19,970,588
Azul Secured Finance LLP	11.93%	8/28/2028	26,309,926	23,039,339
British Airways Pass-Through Trust Class AA (United Kingdom)†(d)(e)	3.30%	6/15/2034	11,878,283	11,088,878
British Airways Pass-Through Trust Class A (United Kingdom)†(e)	4.25%	5/15/2034	8,814,052	8,504,006
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	29,635,081	29,521,127
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	38,710,000	38,243,216
JetBlue Pass-Through Trust Class A	2.95%	11/15/2029	10,262,660	9,414,596
JetBlue Pass-Through Trust Class B	8.00%	11/15/2027	14,947,973	15,246,155
United Airlines Pass-Through Trust Class AA	5.45%	8/15/2038	43,670,619	44,165,774
United Airlines Pass-Through Trust Class A	5.80%	7/15/2037	22,971,481	23,367,403
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	20,365,812	20,759,210
United Airlines, Inc.†	4.625%	4/15/2029	14,775,000	13,992,444
Total				491,741,089

Auto Manufacturers 0.90%
Allison Transmission, Inc.†	3.75%	1/30/2031	24,669,000	21,952,899
Aston Martin Capital Holdings Ltd. (United Kingdom)†(e)	10.00%	3/31/2029	32,169,000	29,117,320
General Motors Financial Co., Inc.(d)	5.45%	9/6/2034	40,536,000	39,109,011
Jaguar Land Rover Automotive PLC (United Kingdom)†(e)	5.875%	1/15/2028	23,500,000	23,227,631

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC†	5.30%		9/13/2027		$4,906,000	$4,874,215
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028		7,763,000	8,078,241
Nissan Motor Co. Ltd. (Japan)†(e)	4.345%		9/17/2027		12,134,000	11,804,618
Nissan Motor Co. Ltd. (Japan)†(e)	4.81%		9/17/2030		60,447,000	57,452,632
Total						195,616,567

Auto Parts & Equipment 0.56%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028		19,552,000	19,841,883
Real Hero Merger Sub 2, Inc.†(d)	6.25%		2/1/2029		3,609,000	2,845,810
Tenneco, Inc.†	8.00%		11/17/2028		16,351,000	15,608,406
ZF North America Capital, Inc.†	6.75%		4/23/2030		22,555,000	21,458,929
ZF North America Capital, Inc.†	6.875%		4/14/2028		21,422,000	21,067,818
ZF North America Capital, Inc.†	7.125%		4/14/2030		43,602,000	42,014,312
Total						122,837,158

Banks 6.25%
ABN AMRO Bank NV (Netherlands)†(e)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		34,400,000	29,927,291
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(e)	5.50% (5 yr. CMT + 4.55%)		10/26/2031		51,057,000	1	(a)
ANZ Bank New Zealand Ltd. (New Zealand)†(e)	5.898% (5 yr. CMT + 1.50%)	#	7/10/2034		17,739,000	18,244,764
Associated Banc-Corp.	6.455% (SOFR + 3.03%)	#	8/29/2030		21,624,000	21,890,354
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	6.742%		12/8/2032		49,324,000	53,050,130
Banco Santander SA (Spain)(e)	8.00% (5 yr. CMT + 3.91%)	#	–	(f)	13,400,000	13,951,209
Bancolombia SA (Colombia)(e)	8.625% (5 yr. CMT + 4.32%)	#	12/24/2034		17,074,000	18,062,648
Bank of Ireland Group PLC (Ireland)†(e)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027		22,014,000	21,186,214
Bank OZK(d)	2.75% (3 mo. USD Term SOFR + 2.09%)	#	10/1/2031		39,957,000	35,674,009
BankUnited, Inc.	4.875%		11/17/2025		24,108,000	24,079,958
Barclays PLC (United Kingdom)(e)	7.625% (5 yr. USD SOFR ICE Swap + 3.69%)	#	–	(f)	22,112,000	21,679,616
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039		21,627,000	22,054,088

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.45% (5 yr. CMT + 4.66%)	#	6/29/2038		$22,233,000	$23,250,677
CaixaBank SA (Spain)†(e)	6.208% (SOFR + 2.70%)	#	1/18/2029		50,923,000	52,828,019
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%)	#	–	(f)	25,754,000	25,744,157
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030		20,706,000	21,274,191
Credit Agricole SA (France)†(d)(e)	4.75% (5 yr. CMT + 3.24%)	#	–	(f)	60,097,000	54,605,673
Danske Bank AS (Denmark)(e)	7.00% (7 yr. CMT + 4.13%)	#	–	(f)	21,255,000	21,309,519
Deutsche Bank AG	4.875% (5 yr. USD ICE Swap + 2.55%)	#	12/1/2032		22,540,000	22,060,671
Deutsche Bank AG	6.72% (SOFR + 3.18%)	#	1/18/2029		42,171,000	44,153,990
Deutsche Bank AG	7.079% (SOFR + 3.65%)	#	2/10/2034		54,127,000	57,045,291
Fifth Third Bancorp	4.895% (SOFR + 1.49%)	#	9/6/2030		18,018,000	17,979,550
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%)	#	3/12/2040		24,552,000	24,152,848
First Horizon Corp.	5.514% (SOFR + 1.77%)	#	3/7/2031		17,030,000	17,121,493
First Republic Bank	4.375%		8/1/2046		20,817,000	78,064
First Republic Bank	4.625%		2/13/2047		15,410,000	57,788
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		50,320,000	52,292,022
FNB Corp.	5.722% (SOFR + 1.93%)	#	12/11/2030		25,429,000	25,412,655
Freedom Mortgage Corp.†	12.00%		10/1/2028		19,295,000	20,740,794
Freedom Mortgage Corp.†	12.25%		10/1/2030		7,725,000	8,518,141
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%)	#	–	(f)	22,552,000	22,890,212
Home BancShares, Inc.(d)	3.125% (3 mo. USD Term SOFR + 1.82%)	#	1/30/2032		22,552,000	20,645,905
HSBC Holdings PLC (United Kingdom)(d)(e)	6.95% (5 yr. CMT + 3.19%)	#	–	(f)	21,818,000	21,792,414
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%)	#	11/18/2039		22,134,000	22,302,761

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom)(e)	5.92% (SOFR + 1.56%)	#	8/7/2027		$24,531,000	$24,815,605
Macquarie Bank Ltd. (United Kingdom)(e)	6.125% (5 yr. USD Swap + 3.70%)	#	–	(f)	10,748,000	10,813,907
NatWest Group PLC (United Kingdom)(e)	8.125% (5 yr. CMT + 3.75%)	#	–	(f)	22,107,000	23,264,920
Nordea Bank Abp (Finland)†(d)(e)	6.30% (5 yr. CMT + 2.66%)	#	–	(f)	12,996,000	12,560,170
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%)	#	–	(f)	24,327,000	23,203,560
Regions Financial Corp.	5.502% (SOFR + 2.06%)	#	9/6/2035		18,018,000	17,794,260
Societe Generale SA (France)†(e)	6.066% (1 yr. CMT + 2.10%)	#	1/19/2035		20,817,000	21,153,476
Standard Chartered PLC (United Kingdom)†(e)	6.097% (1 yr. CMT + 2.10%)	#	1/11/2035		17,680,000	18,367,230
Standard Chartered PLC (United Kingdom)†(e)	7.767% (1 yr. CMT + 3.45%)	#	11/16/2028		40,170,000	43,024,331
State Street Corp.	6.45% (5 yr. CMT + 2.14%)	#	–	(f)	25,847,000	25,888,787
Sumitomo Mitsui Financial Group, Inc. (Japan)(e)	6.60% (5 yr. CMT + 2.28%)	#	–	(f)	12,726,000	12,732,368
Synovus Financial Corp.	6.168% (SOFR + 2.35%)	#	11/1/2030		18,009,000	18,244,339
UBS Group AG (Switzerland)†(e)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029		44,972,000	43,936,994
UBS Group AG (Switzerland)†(e)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%)	#	–	(f)	13,231,000	13,063,376
UBS Group AG (Switzerland)†(e)	9.25% (5 yr. CMT + 4.75%)	#	–	(f)	24,151,000	26,289,330
UBS Group AG (Switzerland)†(e)	9.25% (5 yr. CMT + 4.76%)	#	–	(f)	13,301,000	15,212,380
UniCredit SpA (Italy)†(e)	7.296% (5 yr. USD ICE Swap + 4.91%)	#	4/2/2034		45,208,000	47,729,040
Webster Financial Corp.	4.10%		3/25/2029		34,898,000	33,542,139

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031	$57,945,000	$54,323,441
Zions Bancorp NA	6.816% (SOFR + 2.83%)	#	11/19/2035	21,981,000	22,439,947
Total					1,364,456,717

Beverages 0.14%
Bacardi Ltd.†	4.70%		5/15/2028	16,884,000	16,799,830
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	14,731,000	14,846,997
Total					31,646,827

Biotechnology 0.15%
Biocon Biologics Global PLC (United Kingdom)†(e)	6.67%		10/9/2029	12,429,000	11,686,500
Royalty Pharma PLC(d)	5.40%		9/2/2034	21,877,000	21,634,248
Total					33,320,748

Building Materials 1.20%
ACProducts Holdings, Inc.†	6.375%		5/15/2029	27,943,000	15,927,510
Builders FirstSource, Inc.†	4.25%		2/1/2032	24,490,000	21,927,282
Builders FirstSource, Inc.†	6.375%		6/15/2032	21,666,000	21,746,095
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030	77,265,000	77,395,824
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	22,442,000	22,613,165
Griffon Corp.	5.75%		3/1/2028	16,769,000	16,428,300
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030	34,251,000	30,871,881
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†(d)	9.50%		4/15/2030	5,985,000	5,380,215
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	33,376,000	32,418,702
Standard Industries, Inc.†	4.375%		7/15/2030	18,055,000	16,674,134
Total					261,383,108

Chemicals 1.56%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029	60,253,927	29,825,694
ASP Unifrax Holdings, Inc.†	10.425%		9/30/2029	49,364,857	47,185,399
Cabot Corp.	5.00%		6/30/2032	32,395,000	32,082,906
Celanese U.S. Holdings LLC	6.415%		7/15/2027	24,483,000	24,903,989
INEOS Finance PLC (United Kingdom)†(e)	7.50%		4/15/2029	20,776,000	20,700,974
Ma’aden Sukuk Ltd. (Cayman Islands)†(e)	5.50%		2/13/2035	13,392,000	13,597,299
OCI NV (Netherlands)†(e)	6.70%		3/16/2033	22,392,000	23,885,994

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Chemicals (continued)
Olin Corp.	5.00%	2/1/2030	$22,985,000	$21,669,005
Olympus Water U.S. Holding Corp.†	4.25%	10/1/2028	23,257,000	21,513,453
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031	27,168,000	26,695,141
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	21,862,000	20,813,888
SK Invictus Intermediate II SARL (Luxembourg)†(e)	5.00%	10/30/2029	31,346,000	29,430,897
Solvay Finance America LLC†	5.65%	6/4/2029	26,953,000	27,665,881
Total				339,970,520

Coal 0.19%
SunCoke Energy, Inc.†	4.875%	6/30/2029	24,865,000	22,851,504
Warrior Met Coal, Inc.†	7.875%	12/1/2028	17,451,000	17,889,788
Total				40,741,292

Commercial Services 2.16%
Allied Universal Holdco LLC†	7.875%	2/15/2031	22,654,000	22,961,415
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(d)	6.00%	6/1/2029	35,205,000	32,381,070
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(e)	4.625%	6/1/2028	24,282,000	23,021,446
Ashtead Capital, Inc.†	4.25%	11/1/2029	12,898,000	12,424,438
Ashtead Capital, Inc.†	5.50%	8/11/2032	19,088,000	19,027,298
Ashtead Capital, Inc.†	5.80%	4/15/2034	9,216,000	9,275,968
Block, Inc.†	6.50%	5/15/2032	37,156,000	37,577,017
Brink’s Co.†	4.625%	10/15/2027	15,353,000	15,064,761
CoreCivic, Inc.	8.25%	4/15/2029	22,853,000	24,220,090
EquipmentShare.com, Inc.†	8.625%	5/15/2032	21,214,000	21,893,272
EquipmentShare.com, Inc.†	9.00%	5/15/2028	52,191,000	54,136,412
Garda World Security Corp. (Canada)†(e)	7.75%	2/15/2028	14,444,000	14,817,380
GEO Group, Inc.	8.625%	4/15/2029	31,106,000	32,706,057
GXO Logistics, Inc.	2.65%	7/15/2031	25,082,000	21,453,487
GXO Logistics, Inc.	6.25%	5/6/2029	20,719,000	21,390,529
Hertz Corp.†(g)	Zero Coupon	10/15/2024	16,775,000	1,069,406
Hertz Corp.†	Zero Coupon	1/15/2028	33,436,000	6,394,635
ITR Concession Co. LLC†	5.183%	7/15/2035	12,438,000	12,316,001
Quanta Services, Inc.	5.25%	8/9/2034	21,482,000	21,240,383
Raven Acquisition Holdings LLC†	6.875%	11/15/2031	28,568,000	27,812,768
Rollins, Inc.†	5.25%	2/24/2035	21,872,000	21,774,790
Sotheby’s†	7.375%	10/15/2027	18,448,000	17,854,173
Total				470,812,796

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Computers 0.92%
Crowdstrike Holdings, Inc.	3.00%		2/15/2029		$83,075,000	$76,543,187
Gartner, Inc.†	3.625%		6/15/2029		34,280,000	32,317,916
McAfee Corp.†	7.375%		2/15/2030		15,855,000	14,046,362
NCR Atleos Corp.†	9.50%		4/1/2029		28,708,000	31,153,777
NetApp, Inc.	2.70%		6/22/2030		10,143,000	9,077,842
Seagate HDD Cayman (Cayman Islands)(e)	8.25%		12/15/2029		13,411,000	14,274,000
Western Digital Corp.	3.10%		2/1/2032		27,000,000	22,683,424
Total						200,096,508

Cosmetics/Personal Care 0.33%
Opal Bidco SAS(h)	6.50%		3/31/2032		30,469,000	30,469,000
Perrigo Finance Unlimited Co. (Ireland)(e)	4.90%		6/15/2030		24,024,000	22,972,244
Perrigo Finance Unlimited Co. (Ireland)(e)	6.125%		9/30/2032		17,993,000	17,727,243
Total						71,168,487

Distribution/Wholesale 0.53%
American Builders & Contractors
Supply Co., Inc.†	4.00%		1/15/2028		24,375,000	23,329,459
LKQ Corp.(d)	6.25%		6/15/2033		27,041,000	28,134,748
Marubeni Corp. (Japan)†(e)(h)	5.383%		4/1/2035		20,673,000	20,748,352
Ritchie Bros Holdings, Inc.†	7.75%		3/15/2031		21,911,000	22,958,258
Windsor Holdings III LLC†	8.50%		6/15/2030		19,929,000	20,589,304
Total						115,760,121

Diversified Financial Services 3.49%
AG Issuer LLC†	6.25%		3/1/2028		24,003,000	23,624,785
Aircastle Ltd.†	6.50%		7/18/2028		22,558,000	23,510,203
Ally Financial, Inc.	4.70% (5 yr. CMT + 3.87%)	#	–	(f)	24,356,000	22,742,873
Ally Financial, Inc.	6.70%		2/14/2033		44,941,000	44,975,250
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030		25,983,000	26,133,513
Coinbase Global, Inc.†	3.375%		10/1/2028		50,791,000	45,889,061
Coinbase Global, Inc.†	3.625%		10/1/2031		11,267,000	9,542,972
Discover Financial Services(d)	5.50% (3 mo. USD Term SOFR + 3.34%)	#	–	(f)	22,406,000	21,663,176
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		24,430,000	24,614,764
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		32,352,000	32,880,923
GGAM Finance Ltd. (Ireland)†(e)	8.00%		6/15/2028		12,644,000	13,269,220
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(e)(g)	6.054% (3 mo. USD LIBOR + 5.75%)		1/15/2015		15,000,000	0	(a)

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
ILFC E-Capital Trust I†	6.117% (3 mo. USD Term SOFR + 1.81%)	#	12/21/2065	$21,956,000	$18,340,009
ILFC E-Capital Trust II†	6.367% (3 mo. USD Term SOFR + 2.06%)	#	12/21/2065	16,288,000	13,767,872
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	18,510,000	17,496,544
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	29,287,000	30,107,475
LPL Holdings, Inc.†	4.00%		3/15/2029	21,679,000	20,773,566
LPL Holdings, Inc.	6.00%		5/20/2034	30,180,000	30,820,904
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.50%		3/26/2031	30,187,000	31,461,133
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028	22,587,000	22,418,710
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029	26,261,000	26,644,358
Navient Corp.	5.50%		3/15/2029	22,621,000	21,431,839
Navient Corp.	6.75%		6/15/2026	21,670,000	21,840,964
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	25,846,000	22,150,302
OneMain Finance Corp.	7.50%		5/15/2031	31,059,000	31,628,932
PennyMac Financial Services, Inc.†	5.75%		9/15/2031	8,382,000	7,964,429
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	21,685,000	22,049,850
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	22,745,000	23,681,548
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	4.00%		10/15/2033	25,289,000	21,712,957
Synchrony Financial	5.935% (SOFR + 2.13%)	#	8/2/2030	10,178,000	10,325,513
Synchrony Financial	7.25%		2/2/2033	51,327,000	52,862,369
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	24,820,000	25,521,463
Total					761,847,477

Electric 4.11%
AES Corp.	7.60% (5 yr. CMT + 3.20%)	#	1/15/2055	23,360,000	23,631,186
AES Panama Generation Holdings SRL (Panama)(e)	4.375%		5/31/2030	23,846,400	21,305,077
Alpha Generation LLC†	6.75%		10/15/2032	11,077,000	11,092,725
Ausgrid Finance Pty. Ltd. (Australia)†(e)	4.35%		8/1/2028	26,506,000	26,194,325
Calpine Corp.†	4.625%		2/1/2029	74,359,000	71,438,520
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028	17,565,000	16,916,337
Constellation Energy Generation LLC	5.60%		6/15/2042	21,992,000	21,302,213
Constellation Energy Generation LLC	5.80%		3/1/2033	28,492,000	29,521,429
Constellation Energy Generation LLC	6.25%		10/1/2039	42,389,000	44,531,611

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric (continued)
DPL, Inc.(d)	4.35%		4/15/2029		$23,436,000	$22,481,581
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%)	#	6/1/2055		18,003,000	17,753,043
Idaho Power Co.	5.20%		8/15/2034		21,255,000	21,367,051
Idaho Power Co.	5.70%		3/15/2055		25,247,000	24,801,408
Lightning Power LLC†	7.25%		8/15/2032		52,794,000	54,399,466
Minejesa Capital BV (Netherlands)†(e)	4.625%		8/10/2030		24,098,803	23,512,571
NRG Energy, Inc.†	7.00%		3/15/2033		28,728,000	30,994,237
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%)	#	–	(f)	40,754,000	44,995,432
Pacific Gas & Electric Co.	6.15%		1/15/2033		38,334,000	39,500,617
Palomino Funding Trust I†	7.233%		5/17/2028		44,964,000	47,362,748
PG&E Corp.	5.25%		7/1/2030		22,743,000	21,857,556
PG&E Corp.	7.375% (5 yr. CMT + 3.88%)	#	3/15/2055		21,867,000	21,546,694
Pike Corp.†	5.50%		9/1/2028		33,202,000	32,155,121
Pike Corp.†	8.625%		1/31/2031		15,092,000	15,922,909
Puget Energy, Inc.	4.10%		6/15/2030		26,045,000	24,902,289
Sempra	6.40% (5 yr. CMT + 2.63%)	#	10/1/2054		27,019,000	25,694,837
Talen Energy Supply LLC†	8.625%		6/1/2030		24,852,000	26,378,460
Tampa Electric Co.	5.15%		3/1/2035		42,089,000	41,789,163
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%)	#	–	(f)	21,649,000	21,940,136
Vistra Operations Co. LLC†	4.375%		5/1/2029		77,332,000	73,499,898
Total						898,788,640

Electronics 0.37%
Allegion U.S. Holding Co., Inc.	5.60%		5/29/2034		13,510,000	13,680,341
Flex Ltd.	5.25%		1/15/2032		18,019,000	17,909,914
Imola Merger Corp.†	4.75%		5/15/2029		18,106,000	17,209,613
Trimble, Inc.	6.10%		3/15/2033		31,018,000	32,509,738
Total						81,309,606

Energy-Alternate Sources 0.22%
Topaz Solar Farms LLC†	5.75%		9/30/2039		50,882,659	49,041,470

Engineering & Construction 0.98%
Brand Industrial Services, Inc.†	10.375%		8/1/2030		30,640,000	29,268,924
Fluor Corp.	4.25%		9/15/2028		23,125,000	22,069,727

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Engineering & Construction (continued)
Heathrow Finance PLC	6.625%	3/1/2031	GBP	42,080,000	$53,904,233
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		$27,604,000	28,389,208
Jacobs Engineering Group, Inc.	6.35%	8/18/2028		16,087,000	16,789,613
MasTec, Inc.†	4.50%	8/15/2028		23,035,000	22,505,115
MasTec, Inc.	5.90%	6/15/2029		19,917,000	20,414,567
TAV Havalimanlari Holding AS (Turkey)†(e)	8.50%	12/7/2028		20,581,000	21,113,430
Total					214,454,817

Entertainment 1.41%
Boyne USA, Inc.†	4.75%	5/15/2029		23,563,000	22,203,230
Caesars Entertainment, Inc.†(d)	4.625%	10/15/2029		38,882,000	35,768,784
Caesars Entertainment, Inc.†	7.00%	2/15/2030		30,300,000	30,734,017
Churchill Downs, Inc.†	4.75%	1/15/2028		36,115,000	35,112,513
Churchill Downs, Inc.†	5.50%	4/1/2027		21,171,000	21,017,201
Flutter Treasury DAC (Ireland)†(e)	6.375%	4/29/2029		16,126,000	16,441,683
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		44,276,000	41,587,783
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		42,245,000	37,582,462
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		47,179,000	44,739,341
WMG Acquisition Corp.†	3.75%	12/1/2029		23,482,000	21,908,976
Total					307,095,990

Environmental Control 0.12%
Madison IAQ LLC†(d)	5.875%	6/30/2029		26,967,000	25,501,501

Food 1.27%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		48,449,000	44,639,329
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%	3/15/2033		13,200,000	13,341,091
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		16,808,000	16,191,832
Gruma SAB de CV (Mexico)†(e)	5.39%	12/9/2034		22,138,000	22,138,000
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		24,243,000	22,608,981
Mars, Inc.†	5.70%	5/1/2055		32,544,000	32,539,766
McCormick & Co., Inc.	4.95%	4/15/2033		14,652,000	14,490,730
Performance Food Group, Inc.†	6.125%	9/15/2032		24,203,000	24,087,099
Post Holdings, Inc.†	4.50%	9/15/2031		16,383,000	14,854,559
Post Holdings, Inc.†	4.625%	4/15/2030		30,030,000	28,079,209

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Food (continued)
Smithfield Foods, Inc.†	5.20%		4/1/2029	$28,037,000	$28,005,444
U.S. Foods, Inc.†	4.75%		2/15/2029	17,648,000	17,031,411
Total					278,007,451

Forest Products & Paper 0.23%
LD Celulose International GmbH (Austria)†(e)	7.95%		1/26/2032	10,073,000	10,392,314
Mercer International, Inc. (Canada)(e)	5.125%		2/1/2029	19,145,000	16,432,910
Mercer International, Inc. (Canada)†(e)	12.875%		10/1/2028	21,496,000	22,771,766
Total					49,596,990

Gas 0.30%
National Fuel Gas Co.	5.50%		3/15/2030	21,799,000	22,202,342
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%)	#	3/31/2055	21,623,000	21,420,441
Southwest Gas Corp.	4.05%		3/15/2032	22,297,000	20,857,631
Total					64,480,414

Hand/Machine Tools 0.27%
Regal Rexnord Corp.	6.05%		4/15/2028	20,719,000	21,261,339
Regal Rexnord Corp.	6.40%		4/15/2033	36,534,000	37,938,642
Total					59,199,981

Health Care-Products 0.55%
Bausch & Lomb Corp. (Canada)†(e)	8.375%		10/1/2028	20,761,000	21,565,489
Medline Borrower LP†	3.875%		4/1/2029	34,808,000	32,560,044
Medline Borrower LP†	5.25%		10/1/2029	25,194,000	24,192,876
Solventum Corp.	5.45%		3/13/2031	20,992,000	21,394,719
Solventum Corp.	5.60%		3/23/2034	19,282,000	19,553,722
Total					119,266,850

Health Care-Services 1.75%
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031	40,976,000	32,439,524
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030	30,743,000	25,400,771
CHS/Community Health Systems, Inc.†(d)	6.875%		4/15/2029	30,052,000	19,518,437
Concentra Escrow Issuer Corp.†	6.875%		7/15/2032	11,003,000	11,209,377
DaVita, Inc.†	4.625%		6/1/2030	47,559,000	43,820,468
HCA, Inc.	3.50%		9/1/2030	24,212,000	22,459,975
HCA, Inc.	5.50%		6/1/2033	22,533,000	22,626,039
HCA, Inc.	7.69%		6/15/2025	7,994,000	8,034,432
IQVIA, Inc.	6.25%		2/1/2029	14,232,000	14,831,310
LifePoint Health, Inc.†	9.875%		8/15/2030	17,367,000	18,345,665

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care-Services (continued)
LifePoint Health, Inc.†	10.00%		6/1/2032	$26,097,000	$24,926,811
LifePoint Health, Inc.†	11.00%		10/15/2030	18,973,000	20,649,435
Molina Healthcare, Inc.†	3.875%		11/15/2030	41,142,000	36,859,110
Molina Healthcare, Inc.†	3.875%		5/15/2032	24,175,000	21,234,955
Star Parent, Inc.†	9.00%		10/1/2030	29,766,000	29,376,223
Tenet Healthcare Corp.	6.75%		5/15/2031	20,331,000	20,640,878
Universal Health Services, Inc.	5.05%		10/15/2034	11,250,000	10,671,643
Total					383,045,053

Holding Companies-Diversified 0.24%
Benteler International AG (Austria)†(e)	10.50%		5/15/2028	21,318,000	22,412,175
Stena International SA (Luxembourg)†(e)	7.25%		1/15/2031	29,104,000	29,121,835
Total					51,534,010

Home Builders 0.07%
PulteGroup, Inc.	6.375%		5/15/2033	15,019,000	15,913,837

Home Furnishings 0.05%
Leggett & Platt, Inc.(d)	4.40%		3/15/2029	10,603,000	10,046,958

Housewares 0.10%
Newell Brands, Inc.(d)	6.375%		9/15/2027	21,656,000	21,803,867

Insurance 1.61%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028	40,395,000	40,578,204
Ardonagh Finco Ltd. (United Kingdom)†(e)	7.75%		2/15/2031	18,104,000	18,456,485
Ardonagh Group Finance Ltd. (United Kingdom)†(e)	8.875%		2/15/2032	38,928,000	39,673,023
Arthur J Gallagher & Co.	5.15%		2/15/2035	24,752,000	24,550,336
First American Financial Corp.	5.45%		9/30/2034	10,394,000	10,178,556
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%)	#	10/15/2054	25,350,000	26,369,019
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(e)	7.25%		2/15/2031	23,169,000	23,408,364
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(e)	8.125%		2/15/2032	21,597,000	21,845,538
HUB International Ltd.†	7.25%		6/15/2030	27,054,000	27,883,909
HUB International Ltd.†	7.375%		1/31/2032	17,259,000	17,583,607
NMI Holdings, Inc.	6.00%		8/15/2029	18,009,000	18,255,636

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Old Republic International Corp.	5.75%		3/28/2034	$20,916,000	$21,426,315
Panther Escrow Issuer LLC†	7.125%		6/1/2031	20,598,000	21,001,334
Swiss RE Subordinated Finance PLC (United Kingdom)†(e)	5.698% (3 mo. USD Term SOFR + 1.81%)	#	4/5/2035	20,200,000	20,381,851
Transatlantic Holdings, Inc.	8.00%		11/30/2039	15,659,000	19,255,292
Total					350,847,469

Internet 0.45%
Meituan (China)†(e)	4.625%		10/2/2029	32,443,000	32,095,170
Rakuten Group, Inc. (Japan)†(e)	9.75%		4/15/2029	19,755,000	21,485,309
Tencent Holdings Ltd. (China)†(e)	3.925%		1/19/2038	24,722,000	21,921,147
VeriSign, Inc.	5.25%		6/1/2032	22,366,000	22,572,376
Total					98,074,002

Iron-Steel 0.70%
ATI, Inc.	7.25%		8/15/2030	30,258,000	31,211,891
Cleveland-Cliffs, Inc.†(d)	7.00%		3/15/2032	22,356,000	21,480,049
Commercial Metals Co.	4.375%		3/15/2032	15,677,000	14,202,783
Samarco Mineracao SA (Brazil)(e)	9.00%		6/30/2031	46,804,299	45,346,818
Steel Dynamics, Inc.	3.45%		4/15/2030	18,014,000	16,906,167
U.S. Steel Corp.	6.875%		3/1/2029	24,139,000	24,316,832
Total					153,464,540

Leisure Time 1.36%
Carnival Corp.†	4.00%		8/1/2028	41,410,000	39,643,863
Carnival Corp.†	5.75%		3/1/2027	42,176,000	42,228,881
Carnival Corp.†	6.00%		5/1/2029	29,128,000	28,942,193
Carnival Corp.†	6.125%		2/15/2033	25,388,000	25,037,383
NCL Corp. Ltd.†	5.875%		3/15/2026	5,415,000	5,407,033
NCL Corp. Ltd.†	5.875%		2/15/2027	31,490,000	31,466,710
NCL Corp. Ltd.†	6.75%		2/1/2032	32,970,000	32,590,770
Royal Caribbean Cruises Ltd.†	5.625%		9/30/2031	28,821,000	28,320,462
Sabre GLBL, Inc.†(d)	8.625%		6/1/2027	21,638,000	21,429,150
Viking Cruises Ltd.†	5.875%		9/15/2027	21,255,000	21,160,732
Viking Cruises Ltd.†	9.125%		7/15/2031	19,914,000	21,288,185
Total					297,515,362

Lodging 1.52%
Choice Hotels International, Inc.	5.85%		8/1/2034	31,544,000	31,630,272
Hilton Domestic Operating Co., Inc.†	3.625%		2/15/2032	15,350,000	13,465,588

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging (continued)
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	$25,286,000	$23,604,928
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	22,117,000	21,408,004
Hilton Domestic Operating Co., Inc.†	5.875%	3/15/2033	30,653,000	30,380,124
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032	25,419,000	25,209,108
Sands China Ltd. (Macau)(e)	2.85%	3/8/2029	57,502,000	52,044,267
Sands China Ltd. (Macau)(e)	4.375%	6/18/2030	35,200,000	33,397,271
Sands China Ltd. (Macau)(e)	5.40%	8/8/2028	25,193,000	25,241,144
Studio City Finance Ltd. (Hong Kong)(e)	5.00%	1/15/2029	35,436,000	31,935,044
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	21,636,000	21,423,162
Wynn Macau Ltd. (Macau)†(e)	5.50%	10/1/2027	23,813,000	23,268,951
Total				333,007,863

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	18,160,000	17,307,510

Machinery-Diversified 0.68%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(e)	9.00%	2/15/2029	20,513,000	20,576,734
IDEX Corp.	4.95%	9/1/2029	21,313,000	21,362,258
nVent Finance SARL (Luxembourg)(e)	2.75%	11/15/2031	20,244,000	17,410,661
nVent Finance SARL (Luxembourg)(e)	5.65%	5/15/2033	36,050,000	36,004,466
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	32,705,000	32,113,997
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	19,961,000	20,493,118
Total				147,961,234

Media 3.28%
AMC Networks, Inc.	4.25%	2/15/2029	45,607,000	34,280,575
AMC Networks, Inc.†	10.25%	1/15/2029	20,807,000	21,583,205
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	35,151,000	32,633,539
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	34,678,000	33,683,798
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	33,967,000	32,895,644
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	32,585,000	32,513,264
CCO Holdings LLC/CCO Holdings Capital Corp.†(d)	7.375%	3/1/2031	21,393,000	21,748,124
CSC Holdings LLC†	4.125%	12/1/2030	9,124,000	6,618,799

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
CSC Holdings LLC†	4.625%	12/1/2030	$101,085,000	$49,322,151
CSC Holdings LLC†	5.375%	2/1/2028	15,464,000	13,208,185
CSC Holdings LLC†	6.50%	2/1/2029	17,012,000	14,091,635
CSC Holdings LLC†	11.75%	1/31/2029	47,992,000	46,574,676
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	54,608,000	52,968,714
DISH DBS Corp.	5.125%	6/1/2029	38,481,000	25,156,246
DISH Network Corp.†	11.75%	11/15/2027	64,409,000	67,867,863
FactSet Research Systems, Inc.	3.45%	3/1/2032	23,698,000	21,351,844
Gray Media, Inc.†	5.375%	11/15/2031	36,499,000	22,831,251
Gray Media, Inc.†	10.50%	7/15/2029	4,516,000	4,709,195
LCPR Senior Secured Financing DAC (Ireland)†(e)	6.75%	10/15/2027	15,689,000	13,136,613
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	21,389,000	21,528,585
Sinclair Television Group, Inc.†	8.125%	2/15/2033	12,778,000	12,617,373
Sunrise FinCo I BV (Netherlands)†(e)	4.875%	7/15/2031	53,571,000	48,765,681
Univision Communications, Inc.†	4.50%	5/1/2029	28,463,000	25,186,021
Virgin Media Finance PLC (United Kingdom)†(e)	5.00%	7/15/2030	25,331,000	21,756,563
VZ Secured Financing BV (Netherlands)†(e)	5.00%	1/15/2032	46,331,000	40,311,861
Total				717,341,405

Metal Fabricate-Hardware 0.26%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	35,098,000	32,993,231
Vallourec SACA (France)†(e)	7.50%	4/15/2032	23,124,000	24,190,016
Total				57,183,247

Mining 2.34%
Alcoa Nederland Holding BV (Netherlands)†(e)	7.125%	3/15/2031	20,653,000	21,277,216
Anglo American Capital PLC (United Kingdom)†(e)	5.625%	4/1/2030	22,140,000	22,775,097
Anglo American Capital PLC (United Kingdom)†(e)	5.75%	4/5/2034	20,634,000	20,938,885
Capstone Copper Corp. (Canada)†(e)	6.75%	3/31/2033	22,071,000	22,003,573
First Quantum Minerals Ltd. (Canada)†(e)	8.00%	3/1/2033	13,547,000	13,743,513
First Quantum Minerals Ltd. (Canada)†(e)	8.625%	6/1/2031	26,808,000	27,477,262
First Quantum Minerals Ltd. (Canada)†(e)	9.375%	3/1/2029	19,851,000	20,901,038
FMG Resources August 2006 Pty. Ltd. (Australia)†(e)	4.375%	4/1/2031	32,833,000	29,684,076

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Mining (continued)
FMG Resources August 2006 Pty. Ltd. (Australia)†(e)	6.125%		4/15/2032		$28,083,000	$27,723,285
Freeport Indonesia PT (Indonesia)(d)(e)	6.20%		4/14/2052		21,420,000	20,813,559
Freeport-McMoRan, Inc.	5.40%		11/14/2034		34,970,000	35,013,643
Glencore Funding LLC†	2.50%		9/1/2030		19,663,000	17,310,881
Glencore Funding LLC†(h)	5.673%		4/1/2035		16,827,000	16,897,402
Hecla Mining Co.	7.25%		2/15/2028		25,372,000	25,630,829
Ivanhoe Mines Ltd. (Canada)†(e)	7.875%		1/23/2030		24,060,000	24,250,796
Kaiser Aluminum Corp.†	4.50%		6/1/2031		29,297,000	25,956,732
Kinross Gold Corp. (Canada)(e)	6.25%		7/15/2033		36,065,000	38,021,352
Minera Mexico SA de CV (Mexico)†(e)	5.625%		2/12/2032		45,208,000	44,883,407
Mirabela Nickel Ltd.	Zero Coupon		9/10/2044		185,297	–	(a)
Novelis Corp.†	4.75%		1/30/2030		36,313,000	33,892,191
Novelis, Inc.†	6.875%		1/30/2030		21,768,000	22,093,634
Total						511,288,371

Miscellaneous Manufacturing 0.31%
3M Co.	5.15%		3/15/2035		42,090,000	42,093,257
Axon Enterprise, Inc.†	6.125%		3/15/2030		14,779,000	14,952,279
Axon Enterprise, Inc.†	6.25%		3/15/2033		10,580,000	10,715,288
Total						67,760,824

Office/Business Equipment 0.18%
CDW LLC/CDW Finance Corp.	5.55%		8/22/2034		21,618,000	21,392,515
Zebra Technologies Corp.†	6.50%		6/1/2032		17,401,000	17,625,734
Total						39,018,249

Oil & Gas 9.42%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029		43,814,000	44,593,276
Antero Resources Corp.†	5.375%		3/1/2030		97,896,000	96,186,853
APA Corp.†	4.25%		1/15/2030		22,054,000	20,979,013
APA Corp.†	4.75%		4/15/2043		7,942,000	6,343,636
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%		10/15/2032		14,343,000	14,290,015
Baytex Energy Corp. (Canada)†(d)(e)	7.375%		3/15/2032		26,895,000	25,899,417
Baytex Energy Corp. (Canada)†(e)	8.50%		4/30/2030		26,700,000	27,143,836
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		29,208,098	27,839,850
BP Capital Markets PLC (United Kingdom)(d)(e)	6.45% (5 yr. CMT + 2.15%)	#	–	(f)	20,223,000	20,684,084

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
California Resources Corp.†	8.25%	6/15/2029	$30,110,000	$30,625,032
CITGO Petroleum Corp.†	8.375%	1/15/2029	28,033,000	28,554,442
Civitas Resources, Inc.†	8.625%	11/1/2030	19,449,000	20,082,098
Civitas Resources, Inc.†	8.75%	7/1/2031	26,928,000	27,687,217
Comstock Resources, Inc.†	6.75%	3/1/2029	44,417,000	43,489,394
Comstock Resources, Inc.†	6.75%	3/1/2029	16,698,000	16,243,155
Continental Resources, Inc.†	5.75%	1/15/2031	21,475,000	21,649,956
Crescent Energy Finance LLC†	7.375%	1/15/2033	39,129,000	37,765,325
Crescent Energy Finance LLC†	7.625%	4/1/2032	37,150,000	36,778,765
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(e)	8.50%	10/1/2030	20,793,000	21,327,873
Ecopetrol SA (Colombia)(e)	5.875%	5/28/2045	59,957,000	42,157,116
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	39,459,000	40,140,934
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	21,006,000	22,336,156
Expand Energy Corp.	5.375%	3/15/2030	34,107,000	33,882,170
Expand Energy Corp.†	6.75%	4/15/2029	19,198,000	19,451,954
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	21,806,000	22,123,337
Helmerich & Payne, Inc.	2.90%	9/29/2031	8,536,000	7,224,686
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	33,123,000	33,129,585
Kosmos Energy Ltd.†	7.75%	5/1/2027	33,019,000	31,890,368
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	23,165,000	22,639,963
Long Ridge Energy LLC†(d)	8.75%	2/15/2032	17,253,000	16,686,900
Matador Resources Co.†	6.50%	4/15/2032	22,263,000	22,081,502
Matador Resources Co.†	6.875%	4/15/2028	43,709,000	44,294,919
MC Brazil Downstream Trading SARL (Luxembourg)†(e)	7.25%	6/30/2031	39,995,625	32,996,391
MEG Energy Corp. (Canada)†(e)	5.875%	2/1/2029	57,133,000	56,226,733
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	33,026,000	32,235,480
Nabors Industries, Inc.†(d)	8.875%	8/15/2031	21,482,000	18,674,019
Noble Finance II LLC†	8.00%	4/15/2030	38,415,000	38,417,001
Occidental Petroleum Corp.	6.125%	1/1/2031	15,761,000	16,213,514
Occidental Petroleum Corp.	7.50%	5/1/2031	18,501,000	20,381,127
Occidental Petroleum Corp.	8.875%	7/15/2030	17,825,000	20,426,969
OGX Austria GmbH (Brazil)†(e)(g)	8.50%	6/1/2018	20,000,000	400	(b)
ORLEN SA (Poland)†(e)	6.00%	1/30/2035	19,122,000	19,641,208
Ovintiv, Inc.	6.50%	2/1/2038	35,442,000	36,582,596
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	23,103,000	22,896,023
Patterson-UTI Energy, Inc.	7.15%	10/1/2033	23,666,000	24,949,384
Permian Resources Operating LLC†	6.25%	2/1/2033	15,826,000	15,775,814

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Petroleos de Venezuela SA (Venezuela)(e)(g)	5.375%	4/12/2027	$23,821,000	$3,291,605
Petroleos de Venezuela SA (Venezuela)(e)(g)	5.375%	4/12/2027	20,359,100	2,813,237
Petroleos de Venezuela SA (Venezuela)(e)(g)	6.00%	5/16/2024	71,670,900	9,962,255
Petroleos de Venezuela SA (Venezuela)(e)(g)	6.00%	11/15/2026	29,083,000	4,071,620
Petroleos Mexicanos (Mexico)(e)	5.35%	2/12/2028	30,987,000	28,736,684
Petroleos Mexicanos (Mexico)(d)(e)	10.00%	2/7/2033	65,035,000	67,795,704
Precision Drilling Corp. (Canada)†(e)	6.875%	1/15/2029	25,184,000	24,627,801
Range Resources Corp.†	4.75%	2/15/2030	54,135,000	51,542,239
Saturn Oil & Gas, Inc. (Canada)†(d)(e)	9.625%	6/15/2029	38,882,000	37,638,964
Seadrill Finance Ltd.†	8.375%	8/1/2030	21,159,000	21,164,512
SM Energy Co.†	6.75%	8/1/2029	14,862,000	14,654,682
SM Energy Co.†	7.00%	8/1/2032	29,218,000	28,703,535
Suncor Energy, Inc. (Canada)(e)	7.15%	2/1/2032	28,398,000	31,180,019
Sunoco LP†	6.25%	7/1/2033	33,039,000	33,096,389
Talos Production, Inc.†	9.00%	2/1/2029	30,875,000	31,754,196
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	46,341,000	43,561,986
Transocean, Inc.†	8.25%	5/15/2029	21,421,000	20,955,199
Transocean, Inc.†	8.50%	5/15/2031	21,064,000	20,486,394
Transocean, Inc.†	8.75%	2/15/2030	19,772,000	20,547,440
Valaris Ltd.†	8.375%	4/30/2030	28,849,000	28,904,188
Vermilion Energy, Inc. (Canada)†(e)	6.875%	5/1/2030	31,699,000	31,073,896
Vermilion Energy, Inc. (Canada)†(e)	7.25%	2/15/2033	43,005,000	40,991,876
Viper Energy, Inc.†	5.375%	11/1/2027	37,638,000	37,316,929
Viper Energy, Inc.†	7.375%	11/1/2031	15,232,000	15,945,421
Vital Energy, Inc.†	7.75%	7/31/2029	35,741,000	34,805,797
Vital Energy, Inc.†(d)	7.875%	4/15/2032	33,047,000	30,796,129
Vital Energy, Inc.	9.75%	10/15/2030	6,656,000	6,776,340
YPF SA (Argentina)†(e)	8.25%	1/17/2034	27,701,000	27,446,151
YPF SA (Argentina)(d)(e)	9.50%	1/17/2031	25,214,000	26,375,836
Total				2,058,636,510

Oil & Gas Services 0.41%
Kodiak Gas Services LLC†	7.25%	2/15/2029	20,572,000	20,986,567
Oceaneering International, Inc.	6.00%	2/1/2028	38,139,000	37,762,404
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	14,561,000	14,583,729
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	16,836,000	17,135,243
Total				90,467,943

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Packaging & Containers 0.83%
Clydesdale Acquisition Holdings, Inc.†	6.75%	4/15/2032	$24,795,000	$24,986,607
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	22,047,000	22,374,183
LABL, Inc.†	8.625%	10/1/2031	23,632,000	17,632,071
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	38,298,000	38,115,920
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	22,571,000	21,318,836
Owens-Brockway Glass Container, Inc.†(d)	7.25%	5/15/2031	21,876,000	21,383,790
Sealed Air Corp.†	6.875%	7/15/2033	22,562,000	23,631,349
Sonoco Products Co.	4.60%	9/1/2029	12,009,000	11,841,084
Total				181,283,840

Pharmaceuticals 1.08%
1261229 BC Ltd. (Canada)†(e)(h)	10.00%	4/15/2032	39,190,000	38,992,191
Bausch Health Cos., Inc. (Canada)†(e)	6.125%	2/1/2027	23,481,000	23,824,410
Bausch Health Cos., Inc. (Canada)†(d)(e)	11.00%	9/30/2028	44,739,000	42,641,859
BellRing Brands, Inc.†	7.00%	3/15/2030	28,420,000	29,389,889
CVS Health Corp.	5.25%	2/21/2033	21,876,000	21,607,067
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%	4/30/2031	46,081,000	40,213,729
Organon & Co./Organon Foreign Debt Co-Issuer BV†(d)	7.875%	5/15/2034	30,166,000	29,319,174
Owens & Minor, Inc.†(d)	6.625%	4/1/2030	12,126,000	10,622,079
Total				236,610,398

Pipelines 4.04%
AL Candelaria -spain- SA (Spain)†(e)	5.75%	6/15/2033	30,777,000	26,487,176
AL Candelaria -spain- SA (Spain)(e)	5.75%	6/15/2033	19,229,000	16,548,783
AL Candelaria -spain- SA (Spain)(e)	5.75%	6/15/2033	4,247,000	3,655,036
AL Candelaria -spain- SA (Spain)†(e)	7.50%	12/15/2028	17,994,443	18,081,176
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%	7/15/2032	20,994,000	21,733,640
Boardwalk Pipelines LP	5.625%	8/1/2034	31,480,000	31,733,360
Buckeye Partners LP†	6.75%	2/1/2030	32,715,000	33,160,432
Cheniere Energy Partners LP	3.25%	1/31/2032	30,486,000	26,844,074
Colonial Enterprises, Inc.†	3.25%	5/15/2030	19,028,000	17,634,407
Columbia Pipelines Operating Co. LLC†	5.927%	8/15/2030	12,880,000	13,389,005
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%	6/15/2031	47,805,000	45,898,061
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	30,918,000	32,060,977
DT Midstream, Inc.†	4.30%	4/15/2032	27,064,000	25,201,848
EQM Midstream Partners LP†	6.375%	4/1/2029	19,742,000	20,204,104

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
EQM Midstream Partners LP†	6.50%		7/1/2027		$30,292,000	$31,110,248
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032		20,761,000	20,927,192
Greensaif Pipelines Bidco SARL (Luxembourg)†(e)	5.853%		2/23/2036		13,357,000	13,538,889
Hess Midstream Operations LP†	5.125%		6/15/2028		17,974,000	17,710,266
NGPL PipeCo LLC†	3.25%		7/15/2031		24,487,000	21,479,852
NGPL PipeCo LLC†	4.875%		8/15/2027		20,780,000	20,750,006
ONEOK, Inc.	6.05%		9/1/2033		31,558,000	32,872,728
ONEOK, Inc.†	6.50%		9/1/2030		30,196,000	32,055,560
Plains All American Pipeline LP	5.95%		6/15/2035		42,208,000	43,042,172
Sabal Trail Transmission LLC†	4.246%		5/1/2028		16,996,000	16,695,119
South Bow Canadian Infrastructure Holdings Ltd. (Canada)†(e)	7.50% (5 yr. CMT + 3.67%)	#	3/1/2055		21,644,000	21,925,762
South Bow USA Infrastructure Holdings LLC†	5.584%		10/1/2034		21,521,000	21,081,661
Venture Global LNG, Inc.†	8.125%		6/1/2028		13,276,000	13,574,131
Venture Global LNG, Inc.†	8.375%		6/1/2031		23,884,000	24,240,016
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%)	#	–	(f)	31,037,000	29,478,286
Venture Global LNG, Inc.†	9.50%		2/1/2029		51,736,000	55,509,425
Western Midstream Operating LP	4.05%		2/1/2030		70,590,000	67,400,990
Western Midstream Operating LP	6.35%		1/15/2029		20,497,000	21,409,164
Whistler Pipeline LLC†	5.95%		9/30/2034		45,092,000	45,611,786
Total						883,045,332

Real Estate 0.41%
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028		21,071,000	21,140,535
Hunt Cos., Inc.†	5.25%		4/15/2029		27,346,000	26,158,609
Longfor Group Holdings Ltd. (China)(e)	3.85%		1/13/2032		15,067,000	10,771,749
Longfor Group Holdings Ltd. (China)(e)	3.95%		9/16/2029		13,371,000	10,588,486
Newmark Group, Inc.	7.50%		1/12/2029		20,249,000	21,254,659
Total						89,914,038

REITS 2.40%
American Assets Trust LP	6.15%		10/1/2034		37,116,000	37,136,948
Brandywine Operating Partnership LP(d)	4.55%		10/1/2029		26,358,000	23,998,579
Brandywine Operating Partnership LP	8.875%		4/12/2029		9,024,000	9,462,395
Brixmor Operating Partnership LP	4.05%		7/1/2030		22,520,000	21,584,466

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS (continued)
Cousins Properties LP	5.375%	2/15/2032	$5,899,000	$5,878,436
Cousins Properties LP	5.875%	10/1/2034	21,659,000	21,846,744
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030	26,711,000	25,270,818
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	19,738,000	18,418,130
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	17,444,000	17,763,469
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	22,454,000	21,856,474
Iron Mountain, Inc.†	4.50%	2/15/2031	23,221,000	21,308,456
Iron Mountain, Inc.†	4.875%	9/15/2029	32,022,000	30,594,930
Iron Mountain, Inc.†	6.25%	1/15/2033	23,442,000	23,232,825
Kite Realty Group LP	4.95%	12/15/2031	22,560,000	22,200,872
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	12,523,000	11,898,924
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	7,372,000	7,435,961
Piedmont Operating Partnership LP	9.25%	7/20/2028	33,284,000	36,686,427
Rayonier LP	2.75%	5/17/2031	45,499,000	39,781,708
Regency Centers LP	5.10%	1/15/2035	15,341,000	15,180,829
Regency Centers LP	5.25%	1/15/2034	19,801,000	19,831,690
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	10.50%	2/15/2028	28,747,000	30,559,412
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	65,109,000	63,224,687
Total				525,153,180

Retail 1.72%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(e)	6.125%	6/15/2029	20,619,000	20,769,271
Alimentation Couche-Tard, Inc. (Canada)†(e)	5.267%	2/12/2034	15,738,000	15,572,520
Arko Corp.†(d)	5.125%	11/15/2029	34,291,000	27,843,743
Carvana Co.†	9.00%	6/1/2030	20,712,059	21,946,477
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	29,390,000	21,115,809
Dollar General Corp.(d)	5.00%	11/1/2032	21,876,000	21,451,643
Gap, Inc.†	3.875%	10/1/2031	30,155,000	26,047,992
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(e)	8.375%	1/15/2029	33,076,000	29,874,309
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	3,544,000	1,999,038
Murphy Oil USA, Inc.	4.75%	9/15/2029	25,575,000	24,496,543
Park River Holdings, Inc.†(d)	5.625%	2/1/2029	16,910,000	13,291,990
Park River Holdings, Inc.†(d)	6.75%	8/1/2029	12,391,000	9,703,853
Patrick Industries, Inc.†	6.375%	11/1/2032	21,182,000	20,556,917

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Retail (continued)
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	$8,295,000	$7,770,565
Saks Global Enterprises LLC†	11.00%	12/15/2029	45,133,000	36,624,938
Staples, Inc.†	10.75%	9/1/2029	11,487,000	10,392,171
Staples, Inc.†	12.75%	1/15/2030	29,779,373	20,207,174
Tiffany & Co.	4.90%	10/1/2044	15,113,000	14,390,656
Walgreens Boots Alliance, Inc.(d)	8.125%	8/15/2029	30,267,000	30,928,637
Total				374,984,246

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(g)	6.875%	6/15/2011	22,500,000	0	(a)

Semiconductors 1.08%
Entegris, Inc.†	4.75%	4/15/2029	21,642,000	20,882,998
Foundry JV Holdco LLC†	5.50%	1/25/2031	37,174,000	37,800,298
Foundry JV Holdco LLC†	6.25%	1/25/2035	17,722,000	18,424,980
Marvell Technology, Inc.	5.95%	9/15/2033	21,787,000	22,736,144
Micron Technology, Inc.	5.30%	1/15/2031	12,583,000	12,726,968
ON Semiconductor Corp.†	3.875%	9/1/2028	23,433,000	21,961,333
Qorvo, Inc.†	3.375%	4/1/2031	22,864,000	20,068,177
Qorvo, Inc.	4.375%	10/15/2029	21,594,000	20,619,070
SK Hynix, Inc. (South Korea)†(e)	5.50%	1/16/2029	26,457,000	27,028,730
SK Hynix, Inc. (South Korea)(e)	6.50%	1/17/2033	31,457,000	33,798,425
Total				236,047,123

Shipbuilding 0.14%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	32,665,000	31,386,401

Software 1.51%
AppLovin Corp.	5.50%	12/1/2034	22,134,000	22,139,654
Atlassian Corp. (Australia)(e)	5.50%	5/15/2034	32,085,000	32,594,629
Cloud Software Group, Inc.†	6.50%	3/31/2029	44,401,000	43,193,541
Cloud Software Group, Inc.†	8.25%	6/30/2032	35,312,000	35,942,496
Cloud Software Group, Inc.†	9.00%	9/30/2029	31,192,000	31,131,170
MSCI, Inc.†	3.875%	2/15/2031	30,523,000	28,405,113
MSCI, Inc.†	4.00%	11/15/2029	43,745,000	41,825,329
ROBLOX Corp.†	3.875%	5/1/2030	25,180,000	22,925,592
Roper Technologies, Inc.	1.75%	2/15/2031	18,251,000	15,345,933
Roper Technologies, Inc.	4.75%	2/15/2032	13,514,000	13,371,142

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Synopsys, Inc.	5.00%	4/1/2032	$21,032,000	$21,093,145
Take-Two Interactive Software, Inc.	5.40%	6/12/2029	20,501,000	21,019,621
Total				328,987,365

Telecommunications 1.88%
Altice France SA (France)†(e)	5.50%	10/15/2029	27,368,000	21,724,729
Altice France SA (France)†(e)	8.125%	2/1/2027	45,191,000	40,445,217
Fibercop SpA (Italy)†(e)	6.00%	9/30/2034	22,020,000	20,165,275
Frontier Communications Holdings LLC†	6.75%	5/1/2029	12,691,000	12,764,776
Hughes Satellite Systems Corp.	5.25%	8/1/2026	60,359,000	56,418,378
Hughes Satellite Systems Corp.	6.625%	8/1/2026	39,526,000	32,657,765
Level 3 Financing, Inc.†(d)	3.625%	1/15/2029	26,192,000	19,578,520
Level 3 Financing, Inc.†	4.25%	7/1/2028	12,696,000	11,077,260
Level 3 Financing, Inc.†	4.50%	4/1/2030	11,733,623	9,445,566
Lumen Technologies, Inc.†	4.125%	4/15/2029	9,770,792	9,233,398
Lumen Technologies, Inc.†	4.125%	4/15/2030	12,687,843	11,908,683
Lumen Technologies, Inc.†	4.50%	1/15/2029	33,197,000	26,961,775
Lumen Technologies, Inc.†	5.375%	6/15/2029	1,233,000	1,000,808
Lumen Technologies, Inc.	7.60%	9/15/2039	1,123,000	885,306
Lumen Technologies, Inc.	7.65%	3/15/2042	2,248,000	1,779,405
T-Mobile USA, Inc.	5.30%	5/15/2035	33,057,000	33,247,923
Vmed O2 U.K. Financing I PLC (United Kingdom)†(e)	4.25%	1/31/2031	55,119,000	47,651,395
Vmed O2 U.K. Financing I PLC (United Kingdom)†(e)	4.75%	7/15/2031	24,505,000	21,327,694
Zegona Finance PLC (United Kingdom)†(e)	8.625%	7/15/2029	31,020,000	32,915,477
Total				411,189,350

Transportation 0.44%
Brightline East LLC†	11.00%	1/31/2030	23,412,000	20,648,682
Rand Parent LLC†(d)	8.50%	2/15/2030	39,771,000	39,431,849
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	17,868,000	17,984,195
XPO, Inc.†	7.125%	2/1/2032	18,350,000	18,817,801
Total				96,882,527

Trucking & Leasing 0.35%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	35,638,000	34,961,528
Fortress Transportation & Infrastructure Investors LLC†(d)	5.875%	4/15/2033	42,548,000	40,702,651
Total				75,664,179
Total Corporate Bonds (cost $16,180,085,988)				15,980,434,105

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FLOATING RATE LOANS(i) 3.96%

Aerospace/Defense 0.13%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(e)	0.50%		3/6/2028	$20,775,027	$27,803,842

Airlines 0.06%
American Airlines, Inc. 2025 Term Loan	6.543% (1 mo. USD Term SOFR + 2.25%)		4/20/2028	13,013,237	12,880,047

Auto Parts & Equipment 0.08%
Clarios Global LP 2025 USD Term Loan B (Canada)(e)	7.075% (1 mo. USD Term SOFR + 2.75%)		1/28/2032	18,804,000	18,553,249

Building Materials 0.12%
ACProducts, Inc. 2021 Term Loan B	8.811% (3 mo. USD Term SOFR + 4.25%)		5/17/2028	11,524,298	7,639,688
CP Atlas Buyer, Inc. 2021 Term Loan B	8.175% (1 mo. USD Term SOFR + 3.75%)		11/23/2027	17,791,590	16,521,715
MI Windows & Doors LLC 2024 Term Loan B2	7.325% (1 mo. USD Term SOFR + 3.00%)		3/28/2031	2,726,556	2,684,144
Total					26,845,547

Chemicals 0.15%
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(j)	–	(k)	9/28/2029	15,103,278	13,781,741
Lonza Group AG USD Term Loan B (Luxembourg)(e)	8.324% (3 mo. USD Term SOFR + 3.93%)		7/3/2028	21,701,422	20,046,689
Total					33,828,430

Commercial Services 0.33%
Crash Champions LLC 2024 Term Loan B	9.072% (3 mo. USD Term SOFR + 4.75%)		2/23/2029	23,174,463	20,948,671
Grant Thornton Advisors LLC 2024 Delayed Draw Term Loan(j)	–	(k)	6/2/2031	495,543	493,608
Nuvei Technologies Corp. 2024 Term Loan B1 (Canada)(e)	7.325% (1 mo. USD Term SOFR + 3.00%)		11/15/2031	22,076,000	21,959,439
Raven Acquisition Holdings LLC Delayed Draw Term Loan(j)	–	(k)	11/19/2031	454,861	449,932

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Raven Acquisition Holdings LLC Term Loan B	7.575% (1 mo. USD Term SOFR + 3.25%)	11/19/2031	$6,368,047	$6,299,049
Spin Holdco, Inc. 2021 Term Loan	8.562% (3 mo. USD Term SOFR + 4.00%)	3/4/2028	26,008,270	22,090,905
Total				72,241,604

Computers 0.46%
McAfee LLC 2024 USD 1st Lien Term Loan B	7.323% (1 mo. USD Term SOFR + 3.00%)	3/1/2029	22,118,693	21,167,589
Twitter, Inc. 2025 Fixed Term Loan	9.50% (6 mo. USD Term SOFR + 9.50%)	10/26/2029	21,976,000	22,572,539
Twitter, Inc. Term Loan	10.949% (3 mo. USD Term SOFR + 6.50%)	10/26/2029	56,008,000	55,727,960
Total				99,468,088

Consumer Non-Durables 0.12%
Anastasia Parent LLC 2018 Term Loan B	8.311% (3 mo. USD Term SOFR + 3.75%)	8/11/2025	30,495,531	26,610,553

Diversified Capital Goods 0.10%
Tank Holding Corp. 2022 Term Loan	10.175% (1 mo. USD Term SOFR + 5.75%)	3/31/2028	21,654,658	20,934,641

Diversified Financial Services 0.08%
Hudson River Trading LLC 2024 Term Loan B	7.322% (1 mo. USD Term SOFR + 3.00%)	3/18/2030	18,431,722	18,425,179

Electric: Generation 0.02%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.087% (1 mo. USD Term SOFR + 1.50%)	7/28/2028	1,720,947	1,695,134
Frontera Generation Holdings LLC 2021 Term Loan	17.587% (1 mo. USD Term SOFR + 13.00%)	7/28/2026	1,773,053	2,562,061
Total				4,257,195

Electronics 0.20%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B	8.573% (1 mo. USD Term SOFR + 4.25%)	12/2/2031	44,396,000	43,692,989

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Food 0.13%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	7.092% (6 mo. EURIBOR + 4.00%)	5/14/2031	EUR	28,107,692	$29,153,419

Health Care Products 0.25%
Bausch & Lomb Corp. Term Loan (Canada)(e)	7.672% (1 mo. USD Term SOFR + 3.25%)	5/10/2027		$28,954,225	28,888,789
Hanger, Inc. 2024 Delayed Draw Term Loan(j)	7.825% (1 mo. USD Term SOFR + 3.50%)	10/23/2031		1,633,081	1,633,930
Hanger, Inc. 2024 Term Loan B	7.825% (1 mo. USD Term SOFR + 3.50%)	10/23/2031		24,684,719	24,697,555
Total					55,220,274

Health Care Services 0.14%
LifePoint Health, Inc. 2024 1st Lien Term Loan B	8.052% (3 mo. USD Term SOFR + 3.75%)	5/17/2031		12,759,022	12,402,791
Star Parent, Inc. Term Loan B	8.299% (3 mo. USD Term SOFR + 4.00%)	9/27/2030		18,104,808	17,335,353
Total					29,738,144

Insurance 0.10%
Alliant Holdings Intermediate LLC 2024 Term Loan B6	7.069% (1 mo. USD Term SOFR + 2.75%)	9/19/2031		22,692,965	22,579,500

Internet 0.06%
Barracuda Networks, Inc. 2022 Term Loan	8.791% (3 mo. USD Term SOFR + 4.50%)	8/15/2029		14,939,489	13,004,825

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(e)	7.939% (1 mo. USD Term SOFR + 3.50%)	7/22/2030		13,570,453	13,429,116

Machinery: Diversified 0.10%
LSF12 Badger Bidco LLC Term Loan B	10.325% (1 mo. USD Term SOFR + 6.00%)	8/30/2030		22,257,505	21,701,067

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Media 0.46%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.742% (1 mo. USD Term SOFR + 3.30%)		12/31/2029	$40,373,474	$33,832,971
Sinclair Television Group, Inc. 2025 Term Loan B7	8.527% (1 mo. USD Term SOFR + 4.10%)		12/31/2030	26,573,341	22,255,173
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.724% (6 mo. USD Term SOFR + 3.18%)		3/31/2031	45,108,000	43,496,066
Total					99,584,210

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(k)	12/31/2025	777,027	97,517	(a)

Retail 0.19%
Great Outdoors Group LLC 2025 Term Loan B	7.575% (1 mo. USD Term SOFR + 3.25%)		1/23/2032	12,245,310	12,234,595
Staples, Inc. 2024 Term Loan B	10.041% (3 mo. USD Term SOFR + 5.75%)		9/4/2029	31,752,440	28,291,424
Total					40,526,019

Software 0.34%
Modena Buyer LLC Term Loan	8.791% (3 mo. USD Term SOFR + 4.50%)		7/1/2031	30,927,487	30,015,745
Rocket Software, Inc. 2023 USD Term Loan B	8.575% (1 mo. USD Term SOFR + 4.25%)		11/28/2028	21,813,917	21,786,758
Zelis Payments Buyer, Inc. 5th Amendment Term Loan	7.575% (1 mo. USD Term SOFR + 3.25%)		11/26/2031	22,069,688	22,042,101
Total					73,844,604

Telecommunications 0.28%
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.789% (1 mo. USD Term SOFR + 2.35%)		4/15/2029	57,467,119	55,375,316
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.789% (1 mo. USD Term SOFR + 2.35%)		4/15/2030	5,180,863	4,985,751
Total					60,361,067
Total Floating Rate Loans (cost $866,732,375)					864,781,126

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(e) 3.97%

Angola 0.28%
Angola Government International Bonds	8.25%		5/9/2028	$22,450,000	$20,950,621
Angola Government International Bonds	9.375%		5/8/2048	49,703,000	39,363,185
Total					60,313,806

Argentina 0.76%
Argentina Republic Government International Bonds	0.75%	(l)	7/9/2030	198,221,840	145,197,498
Provincia de Cordoba	6.875%	(l)	2/1/2029	14,069,170	13,292,724
Provincia de Cordoba(d)	6.99%	(l)	6/1/2027	8,432,000	8,212,768
Total					166,702,990

Benin 0.09%
Benin Government International Bonds†	7.96%		2/13/2038	21,668,000	20,284,011

Bolivia 0.05%
Bolivia Government International Bonds	4.50%		3/20/2028	17,247,000	11,598,607

Colombia 0.10%
Colombia Government International Bonds	8.00%		4/20/2033	21,440,000	22,069,264

Ecuador 0.34%
Ecuador Government International Bonds†	6.90%	(l)	7/31/2030	122,563,274	73,084,288

Egypt 0.11%
Egypt Government International Bonds	8.50%		1/31/2047	4,553,000	3,459,465
Egypt Government International Bonds	8.50%		1/31/2047	27,034,000	20,541,001
Total					24,000,466

El Salvador 0.57%
El Salvador Government International Bonds†	0.25%		4/17/2030	26,503,000	628,722
El Salvador Government International Bonds	8.625%		2/28/2029	50,361,000	51,582,608
El Salvador Government International Bonds†	9.25%		4/17/2030	48,251,000	50,373,064
El Salvador Government International Bonds†	9.65%		11/21/2054	22,062,000	22,155,173
Total					124,739,567

Ghana 0.10%
Ghana Government International Bonds	5.00%	(l)	7/3/2035	31,575,000	22,511,238

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Honduras 0.10%
Honduras Government International Bonds	5.625%		6/24/2030	$24,796,000	$22,365,992

Kenya 0.09%
Republic of Kenya Government International Bonds†	9.50%		3/5/2036	21,081,000	19,363,099

Lebanon 0.05%
Lebanon Government International Bonds(g)	6.10%		10/4/2022	45,374,000	7,304,080
Lebanon Government International Bonds(g)	6.85%		3/23/2027	14,520,000	2,337,313
Total					9,641,393

Montenegro 0.08%
Montenegro Government International Bonds†	7.25%		3/12/2031	17,532,000	17,992,697

Nigeria 0.29%
Nigeria Government International Bonds	7.143%		2/23/2030	46,688,000	42,292,325
Nigeria Government International Bonds	7.625%		11/28/2047	27,075,000	20,475,773
Total					62,768,098

Senegal 0.14%
Senegal Government International Bonds†	6.25%		5/23/2033	40,526,000	30,327,247

Trinidad And Tobago 0.17%
Trinidad & Tobago Government International Bonds†	6.40%		6/26/2034	37,048,000	36,340,754

Turkey 0.20%
Istanbul Metropolitan Municipality†	10.50%		12/6/2028	20,592,000	22,054,053
Turkiye Government International Bonds	9.375%		3/14/2029	19,475,000	21,232,015
Total					43,286,068

Ukraine 0.13%
Ukraine Government International Bonds	3.00%	(l)	2/1/2035	52,400,000	29,006,020

Uzbekistan 0.12%
Republic of Uzbekistan International Bonds†	6.947%		5/25/2032	26,666,000	26,447,698

Venezuela 0.11%
Venezuela Government International Bonds(g)	9.00%		5/7/2023	58,725,800	10,592,103
Venezuela Government International Bonds(g)	11.75%		10/21/2026	51,699,500	10,936,188
Venezuela Government International Bonds(g)	12.75%		8/23/2022	11,543,700	2,337,418
Total					23,865,709

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Zambia 0.09%
Zambia Government International Bonds	5.75%	(l)	6/30/2033	$23,069,374	$20,197,813
Total Foreign Government Obligations (cost $839,780,947)					866,906,825

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.60%
Government National Mortgage Association(m)	3.00%		TBA	34,680,000	30,716,455
Government National Mortgage Association(m)	4.50%		TBA	61,643,000	59,148,385
Government National Mortgage Association(m)	5.00%		TBA	126,366,000	124,284,375
Government National Mortgage Association(m)	5.50%		TBA	104,359,000	104,516,516
Government National Mortgage Association(m)	6.00%		TBA	156,784,000	159,062,508
Government National Mortgage Association(m)	6.50%		TBA	280,514,000	287,199,483
Uniform Mortgage-Backed Security(m)	3.50%		TBA	48,243,000	43,500,417
Uniform Mortgage-Backed Security(m)	4.00%		TBA	104,910,000	97,653,845
Uniform Mortgage-Backed Security(m)	4.50%		TBA	79,396,000	75,924,960
Uniform Mortgage-Backed Security(m)	5.00%		TBA	493,207,000	489,877,348
Uniform Mortgage-Backed Security(m)	5.50%		TBA	634,682,000	639,374,329
Uniform Mortgage-Backed Security(m)	6.00%		TBA	294,856,000	301,381,994
Uniform Mortgage-Backed Security(m)	6.50%		TBA	140,311,000	144,621,099
Uniform Mortgage-Backed Security(m)	7.00%		TBA	185,991,000	194,394,959
Total Government Sponsored Enterprises Pass-Throughs (cost $2,744,606,823)					2,751,656,673

				Shares

INVESTMENTS IN UNDERLYING FUNDS 0.81%
Lord Abbett Private Credit Fund(n)(o)(p) (cost $175,845,049)				6,999,873	176,396,796

				Principal Amount‡

MUNICIPAL BONDS 0.22%

Miscellaneous 0.14%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	$17,645,000	19,670,330
New York City Industrial Development Agency NY†	11.00%		3/1/2029	11,113,000	12,470,925
Total					32,141,255

Tax Revenue 0.08%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(g)	7.00%		7/1/2045	22,085,000	17,030,342
Total Municipal Bonds (cost $57,331,625)					49,171,597

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.55%
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	$11,880,000	$12,134,650
BAHA Trust Series 2024-MAR Class A†	5.574%	#(q)	12/10/2041	13,280,000	13,491,969
BAHA Trust Series 2024-MAR Class B†	6.385%	#(q)	12/10/2041	26,240,000	27,237,771
BBCMS Mortgage Trust Series 2020-BID Class A†	6.575% (1 mo. USD Term SOFR + 2.25%)	#	10/15/2037	16,323,000	16,317,817
BFLD Mortgage Trust Series 2024-VICT Class A†	6.209% (1 mo. USD Term SOFR + 1.89%)	#	7/15/2041	29,795,000	29,848,214
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.661% (1 mo. USD Term SOFR + 1.34%)	#	3/15/2041	53,608,746	53,574,576
BPR Commercial Mortgage Trust Series 2024-PARK Class A†	4.87%	#(q)	11/5/2039	29,430,000	29,525,483
BPR Trust Series 2022-OANA Class A†	6.217% (1 mo. USD Term SOFR + 1.90%)	#	4/15/2037	20,258,212	20,289,162
BX Commercial Mortgage Trust Series 2019-IMC Class A†	5.365% (1 mo. USD Term SOFR + 1.05%)	#	4/15/2034	17,989,290	17,840,480
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	18,102,000	16,388,349
BX Commercial Mortgage Trust Series 2021-MC Class A†	5.134% (1 mo. USD Term SOFR + 0.81%)	#	4/15/2034	11,650,000	11,453,256
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	5.134% (1 mo. USD Term SOFR + 0.81%)	#	9/15/2036	41,121,000	40,781,550
BX Commercial Mortgage Trust Series 2024-GPA3 Class B†	5.962% (1 mo. USD Term SOFR + 1.64%)	#	12/15/2039	11,149,419	11,141,075
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	6.112% (1 mo. USD Term SOFR + 1.79%)	#	1/15/2042	16,520,000	16,490,323
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.761% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	34,068,930	34,132,687
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.711% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	13,005,138	13,040,367
BX Trust Series 2021-ARIA Class A†	5.333% (1 mo. USD Term SOFR + 1.01%)	#	10/15/2036	12,340,000	12,314,501

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2022-PSB Class A†	6.77% (1 mo. USD Term SOFR + 2.45%)	#	8/15/2039	$18,188,673	$18,165,959
BX Trust Series 2024-VLT4 Class A†	5.811% (1 mo. USD Term SOFR + 1.49%)	#	7/15/2029	16,400,000	16,342,818
BX Trust Series 2025-ROIC Class E†	7.261% (1 mo. USD Term SOFR + 2.94%)	#	3/15/2030	27,540,000	27,452,580
CF Trust Series 2019-BOSS Class A1†(g)	7.695% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	8,775,375	906,496
CIM Trust Series 2018-INV1 Class B1†	4.701%	#(q)	8/25/2048	7,663,874	7,370,855
CONE Trust Series 2024-DFW1 Class B†	6.61% (1 mo. USD Term SOFR + 2.29%)	#	8/15/2041	21,330,000	21,219,336
CSMC Trust Series 2021-BPNY Class A†	8.149% (1 mo. USD Term SOFR + 3.83%)	#	8/15/2026	33,409,811	31,017,609
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M2†	9.69% (30 day USD SOFR Average + 5.35%)	#	8/25/2042	17,525,000	18,781,749
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M2†	9.84% (30 day USD SOFR Average + 5.50%)	#	5/25/2043	14,100,000	15,421,847
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class M2†	7.69% (30 day USD SOFR Average + 3.35%)	#	11/25/2043	19,250,000	20,227,615
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	10.34% (30 day USD SOFR Average + 6.00%)	#	12/25/2041	21,140,000	22,138,992
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	7.04% (30 day USD SOFR Average + 2.70%)	#	7/25/2043	4,050,000	4,164,490
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2B1†	7.136% (30 day USD SOFR Average + 2.80%)	#	3/25/2044	13,200,000	13,602,186

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	8.554% (30 day USD SOFR Average + 4.21%)	#	7/25/2039	$15,607,072	$16,100,318
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU Class A†	5.769% (1 mo. USD Term SOFR + 1.45%)	#	12/15/2039	27,580,000	27,604,645
Great Wolf Trust Series 2024-WOLF Class A†	5.861% (1 mo. USD Term SOFR + 1.54%)	#	3/15/2039	26,070,000	26,121,595
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	6.11% (1 mo. USD Term SOFR + 1.79%)	#	6/15/2034	24,710,000	24,770,851
Hudson Yards Mortgage Trust Series 2025-SPRL Class D†	6.34%#(q)		1/13/2040	11,210,000	11,423,846
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.135% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	41,665,000	8,645,488
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	5.94% (1 mo. USD Term SOFR + 1.62%)	#	6/15/2039	37,070,000	37,103,541
JW Trust Series 2024-BERY Class A†	5.912% (1 mo. USD Term SOFR + 1.59%)	#	11/15/2039	15,340,000	15,350,815
Life Mortgage Trust Series 2022-BMR2 Class A1†	5.614% (1 mo. USD Term SOFR + 1.30%)	#	5/15/2039	15,530,000	15,067,293
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	5.53% (1 mo. USD Term SOFR + 1.21%)	#	11/15/2038	31,940,000	31,724,539
ONE Mortgage Trust Series 2021-PARK Class A†	5.134% (1 mo. USD Term SOFR + 0.81%)	#	3/15/2036	22,355,000	22,048,859
RIDE Series 2025-SHRE Class A†	5.075%	#(q)	2/14/2047	27,400,000	27,697,189
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	13,650,000	13,964,331
ROCK Trust Series 2024-CNTR Class C†	6.471%		11/13/2041	22,450,000	23,200,358
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	43,365,000	45,849,442
SDR Commercial Mortgage Trust Series
2024-DSNY Class A†	5.711% (1 mo. USD Term SOFR + 1.39%)	#	5/15/2039	14,290,000	14,238,550
SHOW Trust Series 2022-BIZ Class A†	7.306% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	81,900,000	74,044,920

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.32% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	$19,410,000	$19,276,178
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.96% (1 mo. USD Term SOFR + 2.64%)	#	3/15/2042	31,570,000	31,306,766
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	5.912% (1 mo. USD Term SOFR + 1.59%)	#	12/15/2039	15,070,000	15,076,402
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	6.311% (1 mo. USD Term SOFR + 1.99%)	#	12/15/2039	8,730,000	8,716,283
TEXAS Commercial Mortgage Trust Series 2025-TWR Class C†	6.452% (1 mo. USD Term SOFR + 2.14%)	#	4/15/2042	11,830,000	11,834,674
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(q)	6/25/2054	28,156,513	28,543,719
WB Commercial Mortgage Trust Series 2024-HQ Class A†	5.541%	#(q)	3/15/2040	32,720,000	32,840,861
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.01% (1 mo. USD Term SOFR + 1.69%)	#	8/15/2041	37,720,000	37,575,698
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,257,250,443)					1,212,941,923

	Dividend Rate			Shares

PREFERRED STOCKS 0.06%

Commercial Services & Supplies 0.00%
SVB Financial Trust Class C	Zero Coupon			3,121,160	62,423

Transportation Infrastructure 0.06%
ACBL Holdings Corp.	Zero Coupon			205,069	13,021,882
Total Preferred Stocks (cost $5,419,334)					13,084,305
Total Long-Term Investments (cost $23,667,225,450)					23,451,785,878

	Interest Rate		Maturity Date	Principal Amount‡

SHORT-TERM INVESTMENTS 5.71%

U.S. TREASURY OBLIGATIONS 2.19%
U.S. Treasury Bills (Cost $477,281,432)	Zero Coupon		6/5/2025	$480,929,000	477,290,637

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investments	Principal Amount‡	Fair Value
Repurchase Agreements 2.19%
Repurchase Agreement dated 3/31/2025, 4.340% due 4/1/2025 with JPMorgan Securities LLC collateralized by $296,065,700 of U.S. Treasury Note at 1.875% due 2/28/2029; value: $274,971,000; proceeds: $275,004,149 (cost $274,971,000)	$274,971,000	$274,971,000
Repurchase Agreement dated 3/31/2025, 4.350% due 4/1/2025 with JPMorgan Securities LLC collateralized by $45,263,800 of U.S. Treasury Bill at 4.250% due 12/31/2025; value: $45,773,000; proceeds: $45,778,531 (cost $45,773,000)	45,773,000	45,773,000
Repurchase Agreement dated 3/31/2025, 4.310% due 4/1/2025 with TD Securities (USA) LLC collateralized by $57,845,300 of U.S. Treasury Note at 4.000% due 12/15/2027; value: $58,730,612; proceeds: $57,562,891 (cost $57,556,000)	57,556,000	57,556,000
Repurchase Agreement dated 3/31/2025, 4.350% due 4/1/2025 with TD Securities (USA) LLC collateralized by $101,206,100 of U.S. Treasury Note at 4.000% due 12/15/2027; value: $102,755,102; proceeds: $100,712,168 (cost $100,700,000)	100,700,000	100,700,000
Total Repurchase Agreements (cost $479,000,000)		479,000,000

TIME DEPOSITS 0.13%
CitiBank N.A.(r) (cost $29,019,642)	29,019,642	29,019,642

	Shares

MONEY MARKET FUNDS 1.20%
Fidelity Government Portfolio(r) (cost $261,176,781)	261,176,781	261,176,781
Total Short-Term Investments (cost $1,246,477,855)		1,246,487,060
Total Investments in Securities 113.07% (cost $24,913,703,305)		24,698,272,938
Less Unfunded Loan Commitments (0.07%) (cost $17,444,517)		(16,114,122)
Net Investments in Securities 113.00% (cost $24,896,258,788)		24,682,158,816
Other Assets and Liabilities – Net(s) (13.00)%		(2,839,352,237)
Net Assets 100.00%		$21,842,806,579

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $12,709,946,380, which represents 58.19% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Securities purchased on a when-issued basis.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2025.
(j)	Security partially/fully unfunded.
(k)	Interest Rate to be determined.
(l)	Step Bond – Security with a predetermined schedule of interest rate changes.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Affiliated funds.
(o)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At March 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $176,396,796 or 0.81% of net assets.
(p)	Fund is a business development company (“BDC”) under the Investment Company Act of 1940.
(q)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(r)	Security was purchased with the cash collateral from loaned securities.
(s)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$29,848,102	$197,932	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	60,151,898	398,886
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	200,000,000	809,600
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$1,406,418

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	$97,080,000	$(2,979,723)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	128,000,000	(5,877,428)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(8,857,151)

NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $67,082, which includes upfront payment of $130,850. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Forward Foreign Currency Exchange Contracts at March 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Barclays Bank plc	6/27/2025	2,673,000	$3,440,708	$3,452,585	$11,877
Euro	Buy	Barclays Bank plc	5/23/2025	3,928,000	4,132,529	4,259,293	126,764
Euro	Buy	Morgan Stanley	5/23/2025	1,378,000	1,451,039	1,494,223	43,184
Euro	Buy	Morgan Stanley	5/23/2025	3,876,000	4,038,314	4,202,908	164,594
Euro	Buy	Morgan Stanley	5/23/2025	3,876,000	4,129,728	4,202,908	73,180
Euro	Buy	Morgan Stanley	5/23/2025	10,344,000	11,200,236	11,216,428	16,192
Swedish krona	Buy	Barclays Bank plc	5/28/2025	21,444,000	2,124,705	2,140,521	15,816
Swedish krona	Buy	Morgan Stanley	5/28/2025	10,918,000	1,081,769	1,089,825	8,056
British pound	Sell	Barclays Bank plc	6/27/2025	731,000	947,689	944,197	3,492
British pound	Sell	Barclays Bank plc	6/27/2025	6,640,000	8,631,658	8,576,567	55,091
British pound	Sell	State Street Bank and Trust	6/27/2025	55,730,000	72,010,405	71,983,748	26,657
Euro	Sell	State Street Bank and Trust	5/23/2025	5,398,000	5,896,279	5,853,275	43,004
Euro	Sell	State Street Bank and Trust	5/23/2025	4,960,000	5,402,035	5,378,334	23,701
Swedish krona	Sell	Citibank	5/28/2025	27,154,000	2,732,210	2,710,489	21,721
Swedish krona	Sell	State Street Bank and Trust	5/28/2025	14,394,000	1,445,588	1,436,796	8,792
Swiss franc	Sell	Barclays Bank plc	6/6/2025	1,561,000	1,792,027	1,778,091	13,936
Swiss franc	Sell	State Street Bank and Trust	6/6/2025	1,504,000	1,723,248	1,713,164	10,084
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$666,141

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	6/27/2025	642,000	$832,019	$829,240	$(2,779)
Euro	Buy	Morgan Stanley	5/23/2025	6,291,000	6,821,752	6,821,592	(160)
Euro	Buy	Morgan Stanley	5/23/2025	5,549,000	6,035,906	6,017,011	(18,895)
Euro	Buy	Morgan Stanley	5/23/2025	2,206,000	2,402,015	2,392,057	(9,958)
Swiss franc	Buy	Morgan Stanley	6/6/2025	9,998,000	11,427,678	11,388,442	(39,236)
Swiss franc	Buy	State Street Bank and Trust	6/6/2025	2,718,000	3,108,006	3,095,998	(12,008)
Swiss franc	Buy	State Street Bank and Trust	6/6/2025	18,934,000	21,627,860	21,567,190	(60,670)
Euro	Sell	Morgan Stanley	5/23/2025	3,809,000	4,002,728	4,130,257	(127,529)
Euro	Sell	State Street Bank and Trust	5/23/2025	99,443,000	104,384,323	107,830,168	(3,445,845)
Euro	Sell	State Street Bank and Trust	5/23/2025	5,185,000	5,440,993	5,622,310	(181,317)
Euro	Sell	State Street Bank and Trust	5/23/2025	4,917,000	5,184,972	5,331,707	(146,735)
Euro	Sell	State Street Bank and Trust	5/23/2025	3,748,000	3,946,693	4,064,112	(117,419)
Euro	Sell	State Street Bank and Trust	5/23/2025	2,085,000	2,257,943	2,260,852	(2,909)
Norwegian krone	Sell	Citibank	6/26/2025	41,858,000	3,967,504	3,978,504	(11,000)
Norwegian krone	Sell	Citibank	6/26/2025	64,095,000	6,074,527	6,092,078	(17,551)
Norwegian krone	Sell	Citibank	6/26/2025	30,440,000	2,884,185	2,893,250	(9,065)
Norwegian krone	Sell	State Street Bank and Trust	6/26/2025	9,493,000	901,592	902,287	(695)
Swedish krona	Sell	Citibank	5/28/2025	72,663,000	7,155,727	7,253,157	(97,430)
Swedish krona	Sell	Morgan Stanley	5/28/2025	59,955,000	5,605,783	5,984,656	(378,873)
Swedish krona	Sell	Morgan Stanley	5/28/2025	60,294,000	5,632,215	6,018,494	(386,279)
Swedish krona	Sell	Morgan Stanley	5/28/2025	65,516,000	6,451,289	6,539,750	(88,461)
Swedish krona	Sell	Morgan Stanley	5/28/2025	33,229,000	3,283,807	3,316,890	(33,083)
Swedish krona	Sell	Morgan Stanley	5/28/2025	48,692,000	4,853,918	4,860,393	(6,475)
Swedish krona	Sell	Morgan Stanley	5/28/2025	19,429,000	1,926,419	1,939,386	(12,967)
Swedish krona	Sell	Morgan Stanley	5/28/2025	14,868,000	1,480,542	1,484,111	(3,569)
Swedish krona	Sell	State Street Bank and Trust	5/28/2025	47,232,000	4,679,106	4,714,657	(35,551)
Swiss franc	Sell	State Street Bank and Trust	6/6/2025	53,311,000	60,259,737	60,725,069	(465,332)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(5,711,791)

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Futures Contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2025	1,922	Long	$218,779,507	$219,348,250	$568,743
U.S. 2-Year Treasury Note	June 2025	13,855	Long	2,867,528,295	2,870,366,342	2,838,047
U.S. 5-Year Treasury Note	June 2025	10,109	Long	1,084,056,471	1,093,351,531	9,295,060
U.S. Long Bond	June 2025	5,480	Long	639,274,221	642,701,250	3,427,029
U.S. Ultra Treasury Bond	June 2025	3,469	Long	423,596,061	424,085,250	489,189
Total Unrealized Appreciation on Futures Contracts						$16,618,068

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$–	$48,497,478	$48,497,478
Other	–	349,130,296	22,506,121	371,636,417
Remaining Industries	–	103,820,696	–	103,820,696
Common Stocks
Aerospace & Defense	54,829,853	42,909,140	–	97,738,993
Air Freight & Logistics	–	29,503,009	–	29,503,009
Automobile Components	–	6,348,519	–	6,348,519
Chemicals	18,501,109	13,053,884	–	31,554,993
Construction Materials	–	19,460,215	–	19,460,215
Electric: Utilities	–	1,102,448	–	1,102,448
Industrial Conglomerates	–	21,726,265	–	21,726,265
Interactive Media & Services	–	20,421,131	–	20,421,131
Machinery	10,974,709	21,941,886	–	32,916,595
Miscellaneous Financials	–	4,174,114	–	4,174,114
Personal Care Products	–	7,082,258	–	7,082,258
Specialty Retail	23,451,334	2,275	–	23,453,609
Textiles, Apparel & Luxury Goods	–	43,848,048	–	43,848,048
Transportation Infrastructure	–	1,406,888	–	1,406,888
Remaining Industries	671,720,852	–	–	671,720,852
Corporate Bonds
Banks	–	1,364,456,716	1	1,364,456,717
Oil & Gas	–	2,058,636,110	400	2,058,636,510
Savings & Loans	–	–	–	–
Remaining Industries	–	12,557,340,878	–	12,557,340,878
Floating Rate Loans
Personal & Household Products	–	–	97,517	97,517
Remaining Industries	–	864,683,609	–	864,683,609
Less Unfunded Loan Commitments	–	(16,114,122)	–	(16,114,122)

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Foreign Government Obligations	$–	$866,906,825	$–	$866,906,825
Government Sponsored Enterprises Pass-Throughs	–	2,751,656,673	–	2,751,656,673
Investments in Underlying Funds	–	176,396,796	–	176,396,796
Municipal Bonds	–	49,171,597	–	49,171,597
Non-Agency Commercial
Mortgage-Backed Securities	–	1,212,941,923	–	1,212,941,923
Preferred Stocks	–	13,084,305	–	13,084,305
Short-Term Investments
U.S. Treasury Obligations	–	477,290,637	–	477,290,637
Repurchase Agreements	–	479,000,000	–	479,000,000
Time Deposits	–	29,019,642	–	29,019,642
Money Market Funds	261,176,781	–	–	261,176,781
Total	$1,040,654,638	$23,570,402,661	$71,101,517	$24,682,158,816
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$1,406,418	$–	$1,406,418
Liabilities	–	(8,857,151)	–	(8,857,151)
Forward Foreign Currency Exchange Contracts
Assets	–	666,141	–	666,141
Liabilities	–	(5,711,791)	–	(5,711,791)
Futures Contracts
Assets	16,618,068	–	–	16,618,068
Liabilities	–	–	–	–
Total	$16,618,068	$(12,496,383)	$–	$4,121,685

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	45

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund also invests in the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the Act. As of March 31, 2025, PCF is available only to the Fund and certain other investment companies managed by Lord Abbett.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF are valued at their net asset value (“NAV”) each month end. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option

46

Notes to Schedule of Investments (unaudited)(continued)

adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 31, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

47

Notes to Schedule of Investments (unaudited)(concluded)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the on the next business day. As with other extensions of credit, the may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2025, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received
$261,434,158	$290,196,423

48

QPHR-BOND-1Q
(05/25)